Filed with the Securities and Exchange Commission on January 4, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.______	☐

Post-Effective Amendment No. 259	☒

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 261	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Jeanine M. Bajczyk, Esq.
Advisors Series Trust
777 East Wisconsin Avenue, 4th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

X	immediately upon filing pursuant to paragraph (b)

on ___________ pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on ___________ pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on ___________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 251, filed on October 23, 2007.

PART C

ADVISORS SERIES TRUST

(McCarthy Multi-Cap Stock Fund)

OTHER INFORMATION

Item 23.  Exhibits

(a)
Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)
Amended and Restated Bylaws dated June 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 251 to its Registration Statement on Form N-1A (File No. 333-17391 on October 23, 2007, and is incorporated herein by reference.

(i)	Interim Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 30, 2004.

(ii)	Escrow Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 30, 2004.

(iii)
Amendment to Investment Advisory Agreement Schedule A was previously filed with Registrant’s Post-Effective Amendment No. 251 to its Registration Statement on Form N-1A (File No. 333-17391 on October 23, 2007, and is incorporated herein by reference.

(e)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 251 to its Registration Statement on Form N-1A (File No. 333-17391 on October 23, 2007, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(ii)
Transfer Agency Service Agreement was previously filed with Registrant’s Post-Effective Amendment No. 98 to its Registration Statement on Form N-1A (File No. 333-17391) on June 7, 2002, and is incorporated herein by reference.

(iii)
Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 251 to its Registration Statement on Form N-1A (File No. 333-17391 on October 23, 2007, and is incorporated herein by reference.

(1)
Amendment to Appendix A of Operating Expenses Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 251 to its Registration Statement on Form N-1A (File No. 333-17391 on October 23, 2007, and is incorporated herein by reference.

(v)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004, and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 7, 2002 and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm is not applicable.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan is not applicable.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Code of Ethics

(i)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2005 and is incorporated herein by reference.

(ii)	Code of Ethics of for the Advisor (revised November 2007) is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 28, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.                      Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Everest Funds	Perritt Funds Inc.
Fairholme Funds Inc.	Perritt Microcap Opportunities Fund Inc.
FFTW Funds, Inc.	PRIMECAP Odyssey Funds

First American Funds Inc.	Professionally Managed Portfolios
First American Investment Funds Inc.	Prospector Funds, Inc.
First American Strategy Funds Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds Inc.
Harding Loevner Funds Inc.	Thompson Plumb Funds Inc.
Hennessy Funds Trust	TIFF Investment Program Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio	WY Funds
Julius Baer Investment Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Transfer Agent	Gemini Fund Services, LLC 4020 S. 147th Street, Suite 2 Omaha, Nebraska 68137
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

Registrant’s Investment Advisor	McCarthy Group Advisors LLC 1125 S. 103rd Street Omaha, Nebraska 68124-6019
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in  Parts A and B.

Not Applicable.

Item 30.  Undertakings.

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 3rd day of January 2008.

ADVISORS SERIES TRUST

By:	/s/Douglas G. Hess*
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on january 3, 2008.

Signature	Title
Walter E. Auch*	Trustee
Walter E. Auch

James Clayburn LaForce*	Trustee
James Clayburn LaForce

Donald E. O’Connor*	Trustee
Donald E. O’Connor

George J. Rebhan*	Trustee
George J. Rebhan

George T. Wofford III*	Trustee
George T. Wofford III

/s/Cheryl L. King	Treasurer and Principal Financial and Accounting Officer
Cheryl L. King

* /s/ Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Code of Ethics – Advisor	EX.99.p.ii